Earnings Per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2024	2023	2022
Basic and diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class A	28,389	76,720	65,527

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class B	18,338	57,716	76,206

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	244,360,199	206,965,601	138,490,789

Weighted average number of Class B ordinary shares outstanding—basic	157,842,028	155,698,533	160,959,872

Basic earnings per share (US$) Class A	0.12	0.37	0.47

Basic earnings per share (US$) Class B	0.12	0.37	0.47